Lease liabilities - Carrying amount of lease right-of-use assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Carrying amount of lease right-of-use assets
Beginning balance		$ 273,838	$ 273,838
Addition	$ 723,640
Depreciation	(19,558)	$ (73,024)	(73,024)
Written off			$ (200,814)
Ending balance	$ 704,082